Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

* * *

Transamerica BlackRock Equity Smart Beta 100 VP

Transamerica BlackRock Smart Beta 40 VP

Transamerica BlackRock Smart Beta 50 VP

Transamerica BlackRock Smart Beta 75 VP

Effective November 1, 2019, the names of each of Transamerica BlackRock Equity Smart Beta 100 VP, Transamerica BlackRock Smart Beta 40 VP, Transamerica BlackRock Smart Beta 50 VP and Transamerica BlackRock Smart Beta 75 VP (the “Portfolios”) will change. The Portfolios’ investment objectives, principal investment strategies, principal risks, portfolio managers and fee schedules will remain the same. BlackRock Investment Management, LLC will continue to serve as the Portfolios’ sub-adviser and Transamerica Asset Management, Inc. will continue to serve as the Portfolios’ investment manager.

The Portfolios will be renamed according to the table below and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information concerning the Portfolios.

Current Name	New Name (effective November 1, 2019)

Transamerica BlackRock Equity Smart Beta 100 VP	Transamerica BlackRock iShares Edge 100 VP

Transamerica BlackRock Smart Beta 40 VP	Transamerica BlackRock iShares Edge 40 VP

Transamerica BlackRock Smart Beta 50 VP	Transamerica BlackRock iShares Edge 50 VP

Transamerica BlackRock Smart Beta 75 VP	Transamerica BlackRock iShares Edge 75 VP

In addition, corresponding updates will be made to the names of each Portfolio’s secondary blended performance benchmarks as follows:

Current Name	New Name (effective November 1, 2019)

Transamerica BlackRock Equity Smart Beta 100 VP Blended Benchmark	Transamerica BlackRock iShares Edge 100 VP Blended Benchmark

Transamerica BlackRock Smart Beta 40 VP Blended Benchmark	Transamerica BlackRock iShares Edge 40 VP Blended Benchmark

Transamerica BlackRock Smart Beta 50 VP Blended Benchmark	Transamerica BlackRock iShares Edge 50 VP Blended Benchmark

Transamerica BlackRock Smart Beta 75 VP Blended Benchmark	Transamerica BlackRock iShares Edge 75 VP Blended Benchmark

* * *

Investors Should Retain this Supplement for Future Reference

August 7, 2019

Transamerica BlackRock Equity Smart Beta 100 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

* * *

Transamerica BlackRock Equity Smart Beta 100 VP

Effective November 1, 2019, the names of each of Transamerica BlackRock Equity Smart Beta 100 VP, Transamerica BlackRock Smart Beta 40 VP, Transamerica BlackRock Smart Beta 50 VP and Transamerica BlackRock Smart Beta 75 VP (the “Portfolios”) will change. The Portfolios’ investment objectives, principal investment strategies, principal risks, portfolio managers and fee schedules will remain the same. BlackRock Investment Management, LLC will continue to serve as the Portfolios’ sub-adviser and Transamerica Asset Management, Inc. will continue to serve as the Portfolios’ investment manager.

The Portfolios will be renamed according to the table below and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information concerning the Portfolios.

Current Name	New Name (effective November 1, 2019)

Transamerica BlackRock Equity Smart Beta 100 VP	Transamerica BlackRock iShares Edge 100 VP

In addition, corresponding updates will be made to the names of each Portfolio’s secondary blended performance benchmarks as follows:

Current Name	New Name (effective November 1, 2019)

Transamerica BlackRock Equity Smart Beta 100 VP Blended Benchmark	Transamerica BlackRock iShares Edge 100 VP Blended Benchmark

* * *

Investors Should Retain this Supplement for Future Reference

August 7, 2019

Transamerica BlackRock Smart Beta 40 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

* * *

Transamerica BlackRock Smart Beta 40 VP

Effective November 1, 2019, the names of each of Transamerica BlackRock Equity Smart Beta 100 VP, Transamerica BlackRock Smart Beta 40 VP, Transamerica BlackRock Smart Beta 50 VP and Transamerica BlackRock Smart Beta 75 VP (the “Portfolios”) will change. The Portfolios’ investment objectives, principal investment strategies, principal risks, portfolio managers and fee schedules will remain the same. BlackRock Investment Management, LLC will continue to serve as the Portfolios’ sub-adviser and Transamerica Asset Management, Inc. will continue to serve as the Portfolios’ investment manager.

The Portfolios will be renamed according to the table below and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information concerning the Portfolios.

Current Name	New Name (effective November 1, 2019)

Transamerica BlackRock Smart Beta 40 VP	Transamerica BlackRock iShares Edge 40 VP

In addition, corresponding updates will be made to the names of each Portfolio’s secondary blended performance benchmarks as follows:

Current Name	New Name (effective November 1, 2019)

Transamerica BlackRock Smart Beta 40 VP Blended Benchmark	Transamerica BlackRock iShares Edge 40 VP Blended Benchmark

* * *

Investors Should Retain this Supplement for Future Reference

August 7, 2019

Transamerica BlackRock Smart Beta 50 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

* * *

Transamerica BlackRock Smart Beta 50 VP

Effective November 1, 2019, the names of each of Transamerica BlackRock Equity Smart Beta 100 VP, Transamerica BlackRock Smart Beta 40 VP, Transamerica BlackRock Smart Beta 50 VP and Transamerica BlackRock Smart Beta 75 VP (the “Portfolios”) will change. The Portfolios’ investment objectives, principal investment strategies, principal risks, portfolio managers and fee schedules will remain the same. BlackRock Investment Management, LLC will continue to serve as the Portfolios’ sub-adviser and Transamerica Asset Management, Inc. will continue to serve as the Portfolios’ investment manager.

The Portfolios will be renamed according to the table below and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information concerning the Portfolios.

Current Name	New Name (effective November 1, 2019)

Transamerica BlackRock Smart Beta 50 VP	Transamerica BlackRock iShares Edge 50 VP

In addition, corresponding updates will be made to the names of each Portfolio’s secondary blended performance benchmarks as follows:

Current Name	New Name (effective November 1, 2019)

Transamerica BlackRock Smart Beta 50 VP Blended Benchmark	Transamerica BlackRock iShares Edge 50 VP Blended Benchmark

* * *

Investors Should Retain this Supplement for Future Reference

August 7, 2019

Transamerica BlackRock Smart Beta 75 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

* * *

Transamerica BlackRock Smart Beta 75 VP

Effective November 1, 2019, the names of each of Transamerica BlackRock Equity Smart Beta 100 VP, Transamerica BlackRock Smart Beta 40 VP, Transamerica BlackRock Smart Beta 50 VP and Transamerica BlackRock Smart Beta 75 VP (the “Portfolios”) will change. The Portfolios’ investment objectives, principal investment strategies, principal risks, portfolio managers and fee schedules will remain the same. BlackRock Investment Management, LLC will continue to serve as the Portfolios’ sub-adviser and Transamerica Asset Management, Inc. will continue to serve as the Portfolios’ investment manager.

The Portfolios will be renamed according to the table below and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information concerning the Portfolios.

Current Name	New Name (effective November 1, 2019)

Transamerica BlackRock Smart Beta 75 VP	Transamerica BlackRock iShares Edge 75 VP

In addition, corresponding updates will be made to the names of each Portfolio’s secondary blended performance benchmarks as follows:

Current Name	New Name (effective November 1, 2019)

Transamerica BlackRock Smart Beta 75 VP Blended Benchmark	Transamerica BlackRock iShares Edge 75 VP Blended Benchmark

* * *

Investors Should Retain this Supplement for Future Reference

August 7, 2019